Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
Assets (liabilities) recognized in our Condensed Consolidated Balance Sheets at March 31, 2022 and December 31, 2021, by derivative instrument, are as follows:

DERIVATIVE INSTRUMENTS(1)	MARCH 31, 2022	DECEMBER 31, 2021
Cash Flow Hedges(2)
Interest Rate Swap Agreements	$3,790	$(7,680)
Net Investment Hedges(3)
August 2023 Cross-Currency Swap Agreements	$219	$(664)
February 2026 Cross-Currency Swap Agreements	15,434	11,021
(1)Our derivative assets are included as a component of Other within Other assets, net in our Condensed Consolidated Balance Sheets and our derivative liabilities are included as a component of (i) Accrued expenses and other current liabilities or (ii) Other long-term liabilities in our Condensed Consolidated Balance Sheets. As of March 31, 2022, $19,443 is included within Other assets. As of December 31, 2021, $11,021 is included within Other assets, $2,082 is included within Accrued expense and other current liabilities and $6,262 is included within Other long-term liabilities.
(2)As of March 31, 2022, cumulative net gains of $3,790 are recorded within Accumulated other comprehensive items, net associated with these interest rate swap agreements.
(3)As of March 31, 2022, cumulative net gains of $15,653 are recorded within Accumulated other comprehensive items, net associated with these cross-currency swap agreements.

(Liabilities) assets recognized in our Consolidated Balance Sheets as of December 31, 2021 and 2020 by derivative instrument are as follows:

DERIVATIVE INSTRUMENT(1)	DECEMBER 31, 2021	DECEMBER 31, 2020
Cash Flow Hedges(2)
Interest Rate Swap Agreements	$(7,680)	$(21,062)
Net Investment Hedges(3)
August 2023 Cross Currency Swap Agreements	(664)	(8,229)
February 2026 Cross Currency Swap Agreements	11,021	(20,412)
(1)Our derivative assets are included as a component of Other within Other assets, net and our derivative liabilities are included as a component of (i) Accrued expenses and other current liabilities or (ii) Other long-term liabilities in our Consolidated Balance Sheets. As of December 31, 2021, $11,021 is included within Other assets, $2,082 is included within Accrued expense and other current liabilities and $6,262 is included within Other long-term liabilities. As of December 31, 2020, $49,703 is included within Other long-term liabilities.
(2)As of December 31, 2021, cumulative net losses of $7,680 are recorded within Accumulated other comprehensive items, net associated with these interest rate swap agreements.
(3)As of December 31, 2021, cumulative net gains of $10,357 are recorded within Accumulated other comprehensive items, net associated with these cross currency swap agreements.

Schedule of (Gains) Losses For Derivative Instruments
Unrealized gains (losses) recognized during the three months ended March 31, 2022 and 2021, by derivative instrument, are as follows:

	THREE MONTHS ENDED MARCH 31,
DERIVATIVE INSTRUMENTS(1)	2022	2021
Cash Flow Hedges
Interest Rate Swap Agreements	$11,470	$4,201
Net Investment Hedges
August 2023 Cross-Currency Swap Agreements	$883	$4,751
February 2026 Cross-Currency Swap Agreements	4,413	6,254
(1)These amounts are recognized as unrealized gains (losses), a component of Accumulated other comprehensive items, net.
Gains (losses) recognized during the years ending December 31, 2021, 2020 and 2019, by derivative instrument, are as follows:

	YEAR ENDED DECEMBER 31,
DERIVATIVE INSTRUMENT	2021	2020	2019
Derivative Instruments Designated as Hedging Instruments(1)
Cash Flow Hedges
Interest Rate Swap Agreements	$13,382	$(12,288)	$(7,801)
Net Investment Hedges
August 2023 Cross Currency Swap Agreements	7,565	(7,247)	(982)
February 2026 Cross Currency Swap Agreements	31,433	(20,412)	—
Derivative Instruments Not Designated as Hedging Instruments(2)
Foreign Exchange Currency Forward Contracts	—	—	(737)
(1)These amounts are recognized as unrealized gains (losses), a component of Accumulated other comprehensive items, net.
(2)These amounts are recognized as foreign exchange gains (losses), a component of Other (income) expense, net. Net cash receipts (payments) included in cash from operating activities related to settlements associated with foreign currency forward contracts for the years ended December 31, 2021, 2020 and 2019 are $0, $0 and $(737), respectively.